AI Powered Equity ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Bermuda - 1.0%
Insurance - 1.0%
Arch Capital Group, Ltd.(a)	8,804	$653,873
Axis Capital Holdings Ltd.	2,492	137,982
Everest Group Ltd.	1,125	397,778
		1,189,633
Total Bermuda		1,189,633

Curacao - 1.0%
Energy Equipment & Services - 1.0%
Schlumberger NV	22,169	1,153,675

Ireland - 3.8%
Energy Equipment & Services - 3.5%
Weatherford International PLC(a)	39,690	3,882,872
		$–
Pharmaceuticals - 0.3%
Perrigo Co. PLC	10,315	331,937
Total Ireland		4,214,809

United Kingdom - 1.0%
Insurance - 1.0%
Aon PLC - Class A	4,063	1,182,414

United States - 93.1%(b)
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	493	109,835
		$–
Automobile Components - 0.6%
Fox Factory Holding Corp.(a)	7,274	490,849
Visteon Corp.(a)	1,202	150,130
		640,979
Automobiles - 4.9%
General Motors Co.	16,453	590,992
Lucid Group, Inc.(a)	271,452	1,142,813
Tesla, Inc.(a)(c)	15,421	3,831,810
		5,565,615
Banks - 1.2%
First Citizens BancShares, Inc. - Class A	808	1,146,528
New York Community Bancorp, Inc.	22,417	229,326
		1,375,854
Beverages - 8.2%
Brown-Forman Corp. - Class B	7,676	438,300
Celsius Holdings, Inc.(a)	43,073	2,348,339
Constellation Brands, Inc. - Class A	16,783	4,057,289
Keurig Dr Pepper, Inc.	35,425	1,180,361
Monster Beverage Corp.(a)	20,550	1,183,886
		9,208,175
Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc.(a)	5,033	485,282
		$–
Capital Markets - 0.5%
LPL Financial Holdings, Inc.	2,514	572,237
		$–
Chemicals - 5.5%
Air Products and Chemicals, Inc.	14,655	4,012,538
Huntsman Corp.	36,353	913,551
Livent Corp.(a)	77,900	1,400,642
		6,326,731
Communications Equipment - 0.7%
Ciena Corp.(a)	17,481	786,820
		$–
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	7,199	142,540
		$–
Consumer Staples Distribution & Retail - 1.0%
Kroger Co.	25,243	1,153,858
		$–
Distributors - 0.5%
Genuine Parts Co.	3,773	522,561
		$–
Electric Utilities - 0.3%
Evergy, Inc.	5,723	298,741
		$–
Electrical Equipment - 2.0%
Plug Power, Inc.(a)(c)	245,874	1,106,433
Rockwell Automation, Inc.	2,966	920,884
Sensata Technologies Holding PLC	7,354	276,290
		2,303,607
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	25,594	779,337
		$–
Energy Equipment & Services - 2.9%
Baker Hughes Co.	34,054	1,163,966
Halliburton Co.	32,033	1,157,993
Helmerich & Payne, Inc.(c)	16,284	589,806
NOV, Inc.	20,846	422,757
		3,334,522
Entertainment - 1.0%
Warner Bros Discovery, Inc.(a)(c)	101,392	1,153,841
		$–
Financial Services - 0.3%
Western Union Co.	25,964	309,491
		$–
Food Products - 1.2%
Darling Ingredients, Inc.(a)	7,161	356,904
Flowers Foods, Inc.	3,911	88,037
J M Smucker Co.	3,415	431,588
McCormick & Co., Inc.	7,834	536,002
		1,412,531
Gas Utilities - 0.1%
ONE Gas, Inc.	1,571	100,104
		$–
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc.(a)(c)	2,711	742,814
Becton Dickinson & Co.	4,720	1,150,878
Envista Holdings Corp.(a)	15,221	366,217
QuidelOrtho Corp.(a)	17,938	1,322,030
		3,581,939
Health Care Providers & Services - 2.5%
agilon health, Inc.(a)(c)	103,080	1,293,654
HealthEquity, Inc.(a)	3,275	217,133
Humana, Inc.	2,621	1,199,920
Option Care Health, Inc.(a)	5,728	192,976
		2,903,683
Health Care Technology - 1.6%
Doximity, Inc. - Class A(a)(c)	64,992	1,822,376
		$–
Hotels, Restaurants & Leisure - 6.3%
Boyd Gaming Corp.	4,528	283,498
Choice Hotels International, Inc.	1,235	139,926
DraftKings, Inc. - Class A(a)	33,023	1,164,061
Las Vegas Sands Corp.	83,330	4,100,668
Marriott Vacations Worldwide Corp.	15,590	1,323,434
Wendy's Co.	11,587	225,715
		7,237,302
Household Durables - 0.4%
Mohawk Industries, Inc.(a)	4,839	500,837
		$–
Household Products - 1.0%
Procter & Gamble Co.	8,053	1,180,087
		$–
Insurance - 2.9%
Aflac, Inc.	8,811	726,908
Arthur J Gallagher & Co.	3,220	724,114
Brown & Brown, Inc.	4,635	329,595
Kinsale Capital Group, Inc.(c)	1,178	394,524
Marsh & McLennan Cos., Inc.	6,241	1,182,481
		3,357,622
IT Services - 1.0%
MongoDB, Inc.(a)	2,814	1,150,504
		$–
Leisure Products - 1.9%
Hasbro, Inc.	9,424	481,189
Mattel, Inc.(a)	17,984	339,538
Polaris, Inc.(c)	14,367	1,361,561
		2,182,288
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc. - Class A(a)	1,700	548,913
		$–
Media - 4.4%
Charter Communications, Inc. - Class A(a)	3,001	1,166,429
Fox Corp. - Class A	41,805	1,240,355
Liberty Broadband Corp. - Class C(a)	6,334	510,457
Nexstar Media Group, Inc. - Class A(c)	6,035	945,986
The Trade Desk, Inc. - Class A(a)(c)	15,846	1,140,278
		5,003,505
Metals & Mining - 0.2%
Royal Gold, Inc.	2,332	282,079
		$–
Multi-Utilities - 0.6%
WEC Energy Group, Inc.	7,580	638,009
		$–
Oil, Gas & Consumable Fuels - 12.8%
APA Corp.(c)	108,113	3,879,094
Chesapeake Energy Corp.	10,639	818,565
DT Midstream, Inc.	2,031	111,299
EOG Resources, Inc.	32,427	3,922,045
Exxon Mobil Corp.	11,563	1,156,069
Hess Corp.	5,721	824,739
HF Sinclair Corp.	8,889	493,962
Marathon Oil Corp.	47,268	1,141,995
Murphy Oil Corp.	5,940	253,400
ONEOK, Inc.	10,009	702,832
Ovintiv, Inc.	26,162	1,149,035
		14,453,035
Passenger Airlines - 1.0%
United Airlines Holdings, Inc.(a)	28,167	1,162,170
		$–
Pharmaceuticals - 6.9%
Catalent, Inc.(a)	48,556	2,181,621
Eli Lilly and Co.	9,400	5,479,447
Organon & Co.	16,154	232,941
		7,894,009
Professional Services - 4.2%
FTI Consulting, Inc.(a)	788	156,930
Paycom Software, Inc.	14,195	2,934,391
Paylocity Holding Corp.(a)	10,419	1,717,572
		4,808,893
Semiconductors & Semiconductor Equipment - 1.5%
Axcelis Technologies, Inc.(a)	2,426	314,628
NVIDIA Corp.	2,377	1,177,138
Silicon Laboratories, Inc.(a)	1,344	177,771
		1,669,537
Software - 2.9%
BILL Holdings, Inc.(a)(c)	8,767	715,300
Box, Inc. - Class A(a)	10,565	270,570
Confluent, Inc. - Class A(a)	38,622	903,755
Five9, Inc.(a)	3,140	247,087
Fortinet, Inc.(a)	19,806	1,159,244
		3,295,956
Specialty Retail - 2.8%
AutoNation, Inc.(a)	2,705	406,237
AutoZone, Inc.(a)	459	1,186,795
Best Buy Co., Inc.	12,928	1,012,004
CarMax, Inc.(a)	8,162	626,352
		3,231,388
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.(a)	4,283	400,075
		$–
Tobacco - 1.0%
Altria Group, Inc.	29,248	1,179,864
		$–
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. - Class A	2,133	215,988
		$–
Water Utilities - 0.8%
Essential Utilities, Inc.	23,613	881,946
Total United States		106,164,666
TOTAL COMMON STOCKS (Cost $112,179,618)		113,905,197

SHORT-TERM INVESTMENTS - 6.8%
Investments Purchased with Proceeds from Securities Lending - 6.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(d)	7,626,669	7,626,669

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.28%(d)	111,937	111,937
TOTAL SHORT-TERM INVESTMENTS (Cost $7,738,606)		7,738,606

TOTAL INVESTMENTS - 106.7% (Cost $119,918,224)		121,643,803
Liabilities in Excess of Other Assets - (6.7)%		(7,619,173)
TOTAL NET ASSETS - 100.0%		$114,024,630

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $7,315,018 which represented 6.4% of net assets.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

AI Powered Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$113,905,197	$–	$–	$113,905,197
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,626,669
Money Market Funds	111,937	–	–	111,937
Total Investments	$114,017,134	$–	$–	$121,643,803

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.